SENIOR NOTES AND LOANS (Tables)	6 Months Ended
Jun. 30, 2012
Senior Notes And Loans Tables [Abstract]
Schedule of senior notes and loans

	Annual	Principal
Issuer	interest rate	amount issued	Due
	%	(U.S. $ in millions)

Teva Pharmaceutical Finance IV B.V.	2.875	$1,316	April 2019

Teva Pharmaceutical Finance V B.V.	1.5	$493	October 2018